UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL INDEX PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: 7/31/03

Date of Reporting Period: 8/01/02 – 1/31/03

Item 1. Reports to Stockholders.

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) follows.

Domini Social Index Portfolio
Portfolio of Investments

January 31, 2003 (unaudited)

Issuer	Shares	Value
Consumer Discretionary — 12.5%
American Greetings Corporation (a)	15,700	$218,230
AOL Time Warner, Inc. (a)	1,097,200	12,793,352
AutoZone, Inc. (a)	24,900	1,636,179
Bandag, Inc.	2,400	89,136
Bassett Furniture Industries	3,000	42,720
Black & Decker Corp.	20,700	758,448
Bob Evans Farms, Inc.	9,300	210,924
CDW Computer Centers, Inc. (a)	21,700	956,753
Centex Corporation	15,800	836,136
Champion Enterprises, Inc. (a)	12,800	37,760
Charming Shoppes, Inc. (a)	29,400	98,784
Circuit City Stores, Inc.	54,100	324,059
Claire's Stores, Inc.	11,900	278,698
Comcast Corporation (a)	346,058	9,215,525
Cooper Tire and Rubber Company	18,800	268,840
Costco Wholesale Corporation (a)	116,530	3,364,221
Cross (A.T.) Company (a)	3,800	20,140
Dana Corporation	38,400	413,568
Darden Restaurants, Inc.	44,200	959,140
Delphi Automotive Systems Corporation	144,300	1,229,436
Dillard's, Inc.	20,700	310,500
Disney (Walt) Company	521,200	9,121,000
Dollar General Corporation	86,551	974,564
Dow Jones & Company	16,000	645,760
eBay Inc. (a)	79,200	5,952,672
Emmis Communications Corporation (a)	12,200	267,668
Family Dollar Stores Inc.	44,300	1,334,316
Fleetwood Enterprises, Inc. (a)	9,300	46,407
Foot Locker, Inc.	36,300	366,630
Gaiam, Inc. (a)	2,200	16,588
Gap, Inc. (The)	224,687	3,287,171
Harley-Davidson, Inc.	77,500	3,237,950
Harman International Industries, Inc.	8,360	514,140
Hartmarx Corporation (a)	8,500	21,165
Home Depot, Inc.	594,397	12,422,897
Ikon Office Solutions	38,800	300,700
KB Home	12,400	554,404
Lee Enterprises, Inc.	8,800	299,728
Leggett & Platt, Incorporated	50,300	1,016,060
Lillian Vernon Corporation	2,200	9,350
Limited, Inc. (The)	134,700	1,695,873
Liz Claiborne, Inc.	27,300	784,056
Lowe's Companies, Inc.	198,600	6,788,148
Luby's, Inc. (a)	5,800	11,484
Mattel, Inc.	110,285	2,205,700
May Department Stores Company	74,500	1,527,250
Maytag Corporation	20,100	507,927
McDonald's Corporation	325,700	4,637,968
McGraw-Hill Companies	49,500	2,931,390
Media General, Inc.	5,800	316,100
Men's Wearhouse, Inc. (a)	10,600	148,506
Meredith Corporation	10,200	430,338
Modine Manufacturing Company	8,700	140,940
New York Times Company	38,900	1,899,876
Newell Rubbermaid, Inc.	67,478	1,879,262
Nordstrom, Inc.	34,800	627,792
Omnicom Group, Inc.	48,200	2,906,460
Oneida Ltd.	4,300	47,214
Oshkosh B'Gosh, Inc.	2,700	64,881
Penney (J.C.) Company, Inc.	69,200	1,341,788
Pep Boys — Manny, Moe & Jack	14,000	145,740
Phillips-Van Heusen Corporation	7,200	85,320
Pixar (a)	13,000	714,870
Pulte Homes, Inc.	15,800	789,684
Radio One, Inc. (a)	5,800	89,784
RadioShack Corporation	43,500	867,825
Reebok International Ltd. (a)	15,200	459,648
Ruby Tuesday, Inc.	16,700	315,630
Russell Corporation	8,300	133,049

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Consumer Discretionary (Continued)
Scholastic Corporation (a)	9,700	345,504
Sears, Roebuck and Co.	80,100	2,118,645
Snap-On Incorporated	15,050	383,775
SPX Corporation (a)	20,830	772,793
Stanley Works	22,200	590,964
Staples, Inc. (a)	120,300	2,065,551
Starbucks Corporation (a)	98,300	2,233,376
Stride Rite Corporation	10,800	87,156
Target Corporation	231,500	6,530,615
Timberland Company (The) (a)	7,500	232,125
TJX Companies, Inc.	135,200	2,482,272
Toys 'R' Us, Inc. (a)	54,220	490,149
Tribune Company	77,450	3,748,580
Tupperware Corporation	15,000	231,900
Univision Communications, Inc. (a)	41,400	1,091,304
VF Corporation	28,100	989,963
Visteon Corporation	34,000	233,580
Washington Post Company	2,000	1,469,000
Wellman, Inc.	8,200	100,860
Wendy's International, Inc.	29,800	809,070
Whirlpool Corporation	17,600	914,673
		136,868,077

Consumer Staples — 13.0%
Alberto-Culver Company	8,400	426,132
Albertson's, Inc.	101,100	2,173,650
Avon Products, Inc.	60,300	3,015,000
Campbell Soup Company	104,900	2,514,453
Church & Dwight Co., Inc.	10,300	298,700
Clorox Company	56,300	2,151,786
Coca-Cola Company	634,100	25,655,686
Colgate-Palmolive Company	137,400	6,995,034
CVS Corporation	100,500	2,273,310
Fleming Companies, Inc.	12,900	47,085
General Mills Incorporated	94,300	4,236,899
Gillette Company	269,600	8,061,040
Green Mountain Coffee, Inc. (a)	1,800	27,018
Hain Celestial Group, Inc. (The) (a)	8,700	103,269
Heinz (H.J.) Company	89,900	2,904,669
Hershey Foods Corporation	26,600	1,715,700
Horizon Organic Holding Corporation (a)	2,600	33,254
Kellogg Company	104,600	3,493,640
Kimberly-Clark Corporation	131,964	6,112,572
Kroger Company (a)	198,100	2,989,329
Longs Drug Stores Corporation	9,900	211,167
Nature's Sunshine Products, Inc.	4,200	36,078
PepsiAmericas, Inc.	39,000	501,150
PepsiCo, Inc.	441,570	17,874,754
Procter & Gamble Company	332,400	28,443,468
Safeway Inc. (a)	112,900	2,675,730
Smucker (J.M.) Company	12,905	516,200
SUPERVALU, Inc.	34,400	511,872
Sysco Corporation	168,500	4,948,845
Tootsie Roll Industries, Inc.	9,096	257,417
United Natural Foods, Inc. (a)	5,000	104,900
Walgreen Company	261,600	7,586,400
Whole Foods Market, Inc. (a)	14,900	757,218
Wild Oats Markets, Inc. (a)	6,550	54,300
Wrigley (Wm.) Jr. Company	46,500	2,581,679
		142,289,404

Energy — 1.0%
Anadarko Petroleum Corporation	63,685	2,936,515
Apache Corporation	36,440	2,274,220
Cooper Cameron Corp. (a)	14,100	683,427
Devon Energy Corporation	40,472	1,833,382
EOG Resources, Inc.	29,800	1,155,048
Equitable Resources, Inc.	16,100	598,598
Helmerich & Payne, Inc.	13,000	324,870
Noble Energy, Inc.	14,700	524,790
Rowan Companies, Inc.	24,200	499,246
Sunoco, Inc.	19,800	620,136
		11,450,232

Financials — 25.3%
AFLAC, Inc.	132,300	4,285,197
American Express Company	335,800	11,930,974
American International Group, Inc.	667,476	36,123,801

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Financials (Continued)
AmSouth Bancorporation	91,800	1,880,982
Aon Corporation	79,700	1,508,721
Bank of America Corporation	382,800	26,815,140
Bank One Corporation	297,585	10,864,828
Capital One Financial Corporation	56,000	1,738,800
Cathay Bancorp, Inc.	4,700	176,762
Charter One Financial, Inc.	58,410	1,688,633
Chittenden Corporation	8,376	216,101
Chubb Corporation	43,400	2,331,448
Cincinnati Financial Corporation	41,585	1,488,327
Comerica Incorporated	44,200	1,790,100
Edwards (A.G.), Inc.	20,387	582,457
Fannie Mae	253,800	16,420,860
Fifth Third Bancorp	147,537	7,871,099
First Tennessee National Corporation	32,400	1,215,000
FirstFed Financial Corp. (a)	4,500	130,095
Franklin Resources, Inc.	65,100	2,170,434
Freddie Mac	177,300	9,925,254
Golden West Financial	39,300	2,889,729
GreenPoint Financial Corporation	25,200	1,086,372
Hartford Financial Services Group (The)	65,100	2,713,368
Janus Capital Group Inc. (a)	57,000	723,330
Jefferson-Pilot Corporation	37,125	1,429,313
KeyCorp	108,800	2,616,640
Lincoln National Corporation	45,800	1,477,050
Marsh & McLennan Companies, Inc.	137,500	5,861,625
MBIA, Inc.	37,500	1,536,750
MBNA Corporation	327,875	5,518,136
Mellon Financial Corporation	110,400	2,524,848
Merrill Lynch & Co., Inc.	219,900	7,700,898
MGIC Investment Corporation	26,000	1,121,380
Moody's Corporation	39,000	1,633,320
Morgan (J.P.) Chase & Co.	509,560	11,893,130
National City Corporation	156,700	4,356,260
Northern Trust Corporation	55,900	1,911,780
PNC Financial Services Group	72,800	3,206,112
Progressive Corporation (The)	55,700	2,692,538
Providian Financial Corporation (a)	74,200	474,138
Rouse Company	22,500	713,925
SAFECO Corporation	35,400	1,269,090
Schwab (Charles) Corporation	344,500	3,176,290
SLM Corporation	39,400	4,185,462
St. Paul Companies, Inc.	57,264	1,869,097
State Street Corporation	83,000	3,285,970
SunTrust Banks, Inc.	72,700	4,118,455
Synovus Financial Corporation	76,550	1,479,712
U.S. Bancorp	489,021	10,318,343
UnumProvident Corporation	62,200	1,086,634
Value Line, Inc.	2,600	119,938
Wachovia Corporation	347,600	12,503,172
Washington Mutual, Inc.	241,404	8,316,368
Wells Fargo & Company	432,600	20,492,262
Wesco Financial Corporation	1,800	540,000
		277,996,448

Health Care — 13.5%
Allergan, Inc.	32,700	1,983,909
Amgen, Inc. (a)	326,800	16,653,728
Applera Corp.-Applied Biosystems Group	54,300	952,965
Bard (C.R.), Inc.	13,400	759,512
Bausch & Lomb Incorporated	14,000	465,500
Baxter International, Inc.	152,200	4,288,996
Becton Dickinson and Company	64,900	2,128,720
Biogen, Inc. (a)	38,400	1,468,800
Biomet, Inc.	67,100	1,874,841
Boston Scientific Corporation (a)	104,300	4,218,935
CIGNA Corporation	36,000	1,572,120
Forest Laboratories, Inc. (a)	92,200	4,771,350
Guidant Corporation (a)	78,200	2,629,084
Hillenbrand Industries, Inc.	15,900	813,285
Humana, Inc. (a)	42,900	426,426
Invacare Corporation	7,700	233,618
Invitrogen Corporation (a)	13,400	394,764
Johnson & Johnson	760,070	40,747,353
King Pharmaceuticals Inc. (a)	62,500	917,500
Manor Care, Inc. (a)	25,000	480,500
McKesson HBOC, Inc.	73,420	2,087,331

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Health Care (Continued)
MedImmune, Inc. (a)	63,500	1,891,665
Medtronic, Inc.	310,500	13,947,660
Merck & Co., Inc.	574,500	31,821,555
Mylan Laboratories, Inc.	47,550	1,270,536
Oxford Health Plans, Inc. (a)	22,700	799,721
Quintiles Transnational Corp. (a)	30,400	386,384
St. Jude Medical, Inc. (a)	44,900	1,956,293
Stryker Corporation (a)	50,700	3,054,168
Watson Pharmaceuticals (a)	27,700	838,756
Zimmer Holdings, Inc. (a)	49,300	2,021,300
		147,857,275

Industrials — 7.0%
3M Company	99,700	12,417,635
Airborne, Inc.	12,500	192,375
Alaska Air Group, Inc. (a)	6,900	136,413
American Power Conversion (a)	50,600	787,336
AMR Corporation (a)	39,900	115,710
Angelica Corporation	2,200	42,680
Apogee Enterprises, Inc.	7,400	68,672
AstroPower, Inc. (a)	5,700	38,475
Ault, Inc. (a)	1,200	2,292
Automatic Data Processing, Inc.	153,674	5,327,878
Avery Dennison Corporation	28,400	1,692,356
Baldor Electric Company	8,800	168,432
Banta Corporation	6,550	196,304
Block (H & R), Inc.	45,700	1,731,573
Brady Corporation	5,500	146,080
Bright Horizons Family Solutions, Inc. (a)	3,200	85,440
Ceridian Corporation (a)	37,800	542,052
Cintas Corporation	43,600	1,800,680
CLARCOR, Inc.	6,450	209,625
Cooper Industries, Inc.	23,900	846,777
CPI Corporation	2,100	29,379
Cummins, Inc.	10,700	264,290
Deere & Company	61,000	2,574,200
Delta Air Lines, Inc.	32,000	292,480
Deluxe Corporation	16,000	643,840
DeVry, Inc. (a)	18,100	305,890
Dionex Corporation (a)	5,600	174,664
Donaldson Company, Inc.	11,300	383,635
Donnelley (R.R.) & Sons Company	29,300	631,415
Ecolab, Inc.	33,500	1,651,550
Emerson Electric Company	108,000	5,068,440
Fastenal Company	19,700	652,464
FedEx Corporation	76,300	4,013,380
GATX Corporation	12,600	240,282
Genuine Parts Company	44,900	1,324,550
Graco, Inc.	12,368	329,236
Grainger (W.W.), Inc.	23,600	1,116,280
Granite Construction Incorporated	10,625	161,500
Harland (John H.) Company	7,600	167,580
Herman Miller, Inc.	19,300	345,277
HON Industries Inc.	15,200	393,984
Hubbell Incorporated	12,660	399,423
Illinois Tool Works, Inc.	78,600	4,780,452
IMCO Recycling, Inc. (a)	3,800	21,508
IMS Health, Inc.	70,500	1,187,925
Interface, Inc.	11,400	31,350
Ionics, Inc. (a)	4,500	101,880
Isco, Inc.	1,500	12,630
Kansas City Southern Industries, Inc. (a)	15,700	200,175
Kelly Services, Inc.	8,475	177,128
Lawson Products, Inc.	2,500	66,875
Lincoln Electric Holdings, Inc.	11,000	244,420
Masco Corporation	126,100	2,293,759
Merix Corporation (a)	3,750	23,475
Milacron, Inc.	8,700	43,413
Molex Incorporated	25,646	538,310
National Service Industries, Inc.	2,875	17,394
New England Business Service, Inc.	3,400	74,800
Nordson Corporation	8,600	190,060
Norfolk Southern Corporation	100,300	1,975,910
Osmonics, Inc. (a)	3,800	65,208
Paychex, Inc.	96,200	2,422,316
Pitney Bowes, Inc.	59,900	1,949,146
Roadway Express, Inc.	5,000	172,200
Robert Half International, Inc. (a)	44,800	679,168

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Industrials (Continued)
Ryder System, Inc.	16,100	362,733
Smith (A.O.) Corporation	5,200	135,148
Southwest Airlines Co.	197,862	2,582,099
Spartan Motors, Inc.	3,100	34,503
Standard Register Company	6,000	112,620
Steelcase, Inc.	9,900	104,247
Tennant Company	2,300	69,690
Thermo Electron Corporation (a)	43,300	786,761
Thomas & Betts Corporation (a)	15,100	254,888
Thomas Industries, Inc.	4,000	99,000
Toro Company	3,200	201,632
United Parcel Service, Inc.	120,100	7,245,633
Watts Industries	4,700	65,517
Yellow Corporation (a)	7,500	175,214
		77,211,711

Information Technology — 18.6%
3Com Corporation (a)	91,500	387,045
Adaptec, Inc. (a)	27,400	162,208
ADC Telecommunications, Inc. (a)	206,300	474,490
Advanced Micro Devices, Inc. (a)	88,300	462,692
Advent Software, Inc. (a)	8,500	118,235
Analog Devices, Inc. (a)	93,600	2,239,848
Andrew Corporation (a)	25,500	235,620
Apple Computer, Inc. (a)	92,700	1,331,172
Applied Materials, Inc. (a)	422,200	5,053,734
Arrow Electronics, Inc. (a)	25,900	307,433
Autodesk, Inc.	29,200	436,248
BMC Software, Inc. (a)	60,800	1,071,904
Borland Software Corporation (a)	18,300	190,320
Cisco Systems, Inc. (a)	1,848,000	24,707,760
Compuware Corporation (a)	96,600	338,100
Dell Computer Corporation (a)	662,100	15,797,706
Electronic Arts Inc. (a)	35,700	1,849,617
Electronic Data Systems Corporation	120,700	2,045,865
EMC Corporation (a)	564,000	4,342,800
Gerber Scientific, Inc. (a)	5,700	32,718
Hewlett-Packard Company	780,010	13,579,974
Hutchinson Technology Incorporated (a)	6,500	148,265
Imation Corporation (a)	9,100	325,234
Intel Corporation	1,704,800	26,697,168
Lexmark International Group, Inc. (a)	32,500	1,967,550
LSI Logic Corporation (a)	95,300	420,273
Lucent Technologies, Inc. (a)	892,000	1,659,120
Micron Technology, Inc. (a)	156,000	1,280,760
Microsoft Corporation	1,368,300	64,939,518
Millipore Corporation (a)	12,400	400,644
National Semiconductor Corporation (a)	46,200	609,840
Novell, Inc. (a)	93,600	303,264
Palm, Inc. (a)	7,504	116,387
PeopleSoft, Inc. (a)	80,300	1,557,017
Plantronics, Inc. (a)	11,600	165,068
QRS Corporation (a)	4,100	21,984
Qualcomm, Inc. (a)	200,400	7,547,064
Sapient Corporation (a)	32,800	58,056
Scientific-Atlanta, Inc.	39,900	442,890
Solectron Corporation (a)	213,800	767,542
Sun Microsystems, Inc. (a)	797,800	2,465,202
Symantec Corporation (a)	36,800	1,717,824
Tektronix, Inc. (a)	22,600	372,900
Tellabs, Inc. (a)	106,000	825,740
Texas Instruments, Inc.	444,900	7,073,910
Waters Corporation (a)	33,400	769,870
Xerox Corporation (a)	186,300	1,648,755
Xilinx, Inc. (a)	85,300	1,688,087
Yahoo! Inc. (a)	151,300	2,753,660
		203,909,081

Materials — 1.3%
Air Products & Chemicals, Inc.	57,600	2,387,520
Bemis Company, Inc.	13,700	597,594
Cabot Corporation	16,000	404,160
Calgon Carbon Corporation	10,100	60,600
Caraustar Industries, Inc. (a)	7,200	54,648
Crown Cork & Seal Company, Inc. (a)	41,600	288,288
Engelhard Corporation	33,200	687,572
Fuller (H.B.) Company	7,300	185,055
Lubrizol Corporation	13,300	395,409

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Materials (Continued)
MeadWestvaco Corp.	51,112	1,229,244
Minerals Technologies, Inc.	5,300	210,145
Nucor Corporation	20,150	804,187
Praxair, Inc.	40,700	2,219,778
Rock-Tenn Company	9,000	123,570
Rohm & Haas Company	55,600	1,715,260
Sealed Air Corporation (a)	21,700	818,524
Sigma-Aldrich Corporation	18,600	834,582
Sonoco Products Company	24,745	519,150
Stillwater Mining Company (a)	11,200	47,936
Trex Company, Inc. (a)	3,700	118,400
Worthington Industries, Inc.	22,200	336,773
		14,038,395

Telecommunication Services — 6.4%
AT&T Corporation	197,316	3,843,715
AT&T Wireless Services, Inc. (a)	694,587	4,216,143
BellSouth Corporation	474,900	10,818,222
Citizens Communications Company (a)	72,767	712,389
SBC Communications, Inc.	849,128	20,752,688
Sprint Corporation	228,800	2,777,632
Telephone and Data Systems, Inc.	13,500	579,150
Verizon Communications	697,922	26,716,455
		70,416,394

Utilities — 0.8%
AGL Resources, Inc.	14,400	329,040
Cascade Natural Gas Corporation	2,900	55,535
Cleco Corporation	12,200	164,700
Energen Corporation	8,900	270,293
IDACORP, Inc.	9,700	217,765
KeySpan Corporation	36,700	1,247,800
Kinder Morgan, Inc.	31,500	1,420,965
MGE Energy, Inc.	4,400	119,020
Mirant Corporation (a)	103,600	182,336
National Fuel Gas Company	20,500	421,890
NICOR, Inc.	11,400	358,530
NISource, Inc.	61,500	1,092,855
Northwest Natural Gas Company	6,500	169,130
Northwestern Corporation	7,100	37,275
OGE Energy Corporation	20,200	345,218
Peoples Energy Corporation	9,200	338,652
Pepco Holdings, Inc.	42,100	789,375
Questar Corporation	21,200	583,000
Southern Union Company (a)	14,233	204,955
WGL Holdings	12,600	319,158
Williams Companies, Inc.	134,200	434,808
		9,102,300
Total Investments — 99.4%
(cost $1,400,636,263) (b)		$1,091,139,317
Other Assets, less liabilities — 0.6%		6,903,182
Net Assets — 100.0%		$1,098,042,499

(a)	Non–income producing security.
(b)	The aggregate cost for federal income tax purposes is $1,423,675,834, the aggregate gross unrealized appreciation is $88,732,834, and the aggregate gross unrealized depreciation is $421,269,351, resulting in net unrealized depreciation of $332,536,517.
Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

ASSETS:
Investments at value (Cost $1,400,636,263)	$1,091,139,317
Cash	5,512,815
Dividends receivable	1,615,452
Total assets	1,098,267,584
LIABILITIES:
Accrued expenses (Note 2)	225,085
Total liabilities	225,085
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,098,042,499

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends		$8,998,035
EXPENSES
Management fee (Note 2)	$1,222,333
Trustees fees	23,500
Professional fees	61,356
Custody fees (Note 3)	148,092
Miscellaneous	3,540
Total expenses	1,458,821
Fees paid indirectly (Note 3)	(27,107)
Expenses paid and fee waived by manager (Note 2)	(120,000)
Net expenses		1,311,714

NET INVESTMENT INCOME		7,686,321
Net realized loss on investments
Proceeds from sales	$123,679,433
Cost of securities sold	(226,960,791)
Net realized loss on investments		(103,281,358)
Net changes in unrealized depreciation of investments
Beginning of period	$(347,525,759)
End of period	(309,496,946)
Net change in unrealized depreciation		38,028,813
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(57,566,224)

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2003 (unaudited)	Year Ended July 31, 2002
DECREASE IN NET ASSETS
From Operations:
Net investment income	$7,686,321	$15,910,596
Net realized loss on investments	(103,281,358)	(142,946,751)
Net change in unrealized depreciation of investments	38,028,813	(261,123,037)
Net Decrease in Net Assets Resulting from Operations	(57,566,224)	(388,159,192)
Transactions in Investors' Beneficial Interest:
Additions	125,062,345	309,789,675
Reductions	(208,780,601)	(411,308,581)
Net Decrease in Net Assets from Transactions in Investors' Beneficial Interests	(83,718,256)	(101,518,906)
Total Decrease in Net Assets	(141,284,480)	(489,678,098)
NET ASSETS:
Beginning of period	1,239,326,979	1,729,005,077
End of period	$1,098,042,499	$1,239,326,979

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2003 (unaudited)		Year Ended July 31,
			2002		2001		2000		1999		1998
Net assets (in millions)	$1,098		$1,239		$1,729		$1,974		$1,347		$642
Ratio of net investment income to average net assets (annualized)	1.29	%(1)	1.02%		0.78%		0.70	%(1)	0.84	%(1)	1.05	%(2)
Ratio of expenses to average net assets (annualized)	0.22	%(1)(3)	0.22	%(3)	0.22	%(3)	0.24	%(1)(3)	0.24	%(1)(3)	0.24	%(2)(3)
Portfolio turnover rate	4%		13%		19%		9%		8%		5%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.02%, 0.002%, and 0.01% for the six months ended January 31, 2003, and the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratios of net investment income and expenses to average net assets for the six months ended January 31, 2003, would have been 1.27% and 0.24%, respectively, and for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.
(2)	Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.
(3)	Ratio of expenses to average net assets for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.22%, 0.21%, 0.21%, 0.20%, and 0.20% for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements

January 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
January 31, 2003 (unaudited)

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. For the six months ended January 31, 2003, DSIL waived fees totalling $120,000.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the six months ended January 31, 2003, aggregated $48,288,922 and $226,960,791, respectively. Custody fees of the Portfolio were reduced by $27,107, which was compensation for uninvested cash left on deposit with the custodian.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accounting Fees and Services.

Not applicable.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures of Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Not applicable.

(b) Not applicable.

Item 10. Exhibits.

(a) Code of Ethics. Not applicable.

(b) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By:	/s/ Amy L. Domini
Amy L. Domini
President

Date: April 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini
President

Date: April 4, 2003

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer

Date: April 4, 2003